UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   September 30, 2012
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Platinum Grove Asset Management, L.P.
               -----------------------------------------
Address:         287 Bowman Avenue
               -----------------------------------------
                 Purchase, NY, 10577
               -----------------------------------------


Form 13F File Number:   28-10667
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael R. Schwenk
               -----------------------------------------
Title:           General Counsel
               -----------------------------------------
Phone:           (914) 690-2103
               -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Schwenk          Purchase, NY           November 13, 2012
-----------------------------   ------------------     ------------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                      0
                                             ----------------------

Form 13F Information Table Entry Total:                 28
                                             ----------------------

Form 13F Information Table Value Total:              $10,834
                                             ----------------------
                                                   (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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


                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC           COM       023135106     243          955   SH                                      955

AMERICAN INTL GROUP
INC                    COM NEW     026874784     242        7,375   SH                                    7,375

APPLE INC                COM       037833100     902        1,352   SH                                    1,352

BANK OF AMERICA
CORPORATION              COM       060505104     131       14,785   SH                                   14,785

BARCLAYS BK PLC      IPATH S&P MT  06740C519   2,966       87,572   SH                                   87,572
                         ETN

BP PLC                SPONSORED    055622104     220        5,204   SH                                    5,204
                         ADR

CAPITAL ONE FINL
CORP                     COM       14040H105     246        4,307   SH                                    4,307

DELL INC                 COM       24702R101     135       13,645   SH                                   13,645

DOLLAR GEN CORP NEW      COM       256677105     220        4,271   SH                                    4,271

FLEXTRONICS INTL LTD     ORD       Y2573F102     110       18,265   SH                                   18,265

GOOGLE INC               CL A      38259P508     467          619   SH                                      619

HEWLETT PACKARD CO       COM       428236103     247       14,493   SH                                   14,493

ISHARES TR            MSCI EMERG   464287234     892       21,590   SH                                   21,590
                         MKT


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


                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR            MSCI EAFE    464287465     880       16,596   SH                                   16,596
                        INDEX

KKR FINANCIAL HLDGS
LLC                      COM       48248A306     112       11,110   SH                                   11,110

MARVELL TECHNOLOGY
GROUP LTD                ORD       G5876H105     109       11,940   SH                                   11,940

MBIA INC                 COM       55262C100     109       10,768   SH                                   10,768

MICROSOFT CORP           COM       594918104     245        8,227   SH                                    8,227

NEWS CORP                CL A      65248E104     355       14,452   SH                                   14,452

PRICELINE COM INC      COM NEW     741503403     350          565   SH                                      565

PROCTER & GAMBLE CO      COM       742718109     357        5,145   SH                                    5,145

ROSS STORES INC          COM       778296103     247        3,825   SH                                    3,825

SEARS HLDGS CORP         COM       812350106     222        3,993   SH                                    3,993

SIRIUS XM RADIO INC      COM       82967N108     113       43,447   SH                                   43,447

STAPLES INC              COM       855030102     135       11,709   SH                                   11,709

U S AIRWAYS GROUP
INC                      COM       90341W108     112       10,716   SH                                   10,716

UNITED CONTL HLDGS
INC                      COM       910047109     224       11,463   SH                                   11,463

YAHOO INC                COM       984332106     243       15,199   SH                                   15,199



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